CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit [Member]	Total Shareholders Equity [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 1,369,607	$ 10,000	$ 89,986	$ 1,660,841		$ (391,220)	$ 1,369,607
Balance, shares at Dec. 31, 2009		10,000,000	89,986,001
Shares Issued:
Sold to private investors	844,500		4,506	839,994			844,500
Sold to private investors, shares			4,506,000
Less: Issuance costs	(249,600)			(249,600)			(249,600)
For services
Investor relations	157,000		444	156,556			157,000
Investor relations, shares			444,000
Employee/associate compensation	4,500		25	4,475			4,500
Employee/associate compensation, shares			25,000
Consulting
Consulting, shares
Common shares to be returned	(70,000)				(70,000)		(70,000)
Warrants and Options:
Vested for trading symbol	160,000			160,000			160,000
Issued for financial consulting services	252,193			252,193			252,193
Net Loss	(137,073)					(137,073)	(137,073)	(12,740)
Balance at Dec. 31, 2010	2,318,387	10,000	94,961	2,824,459	(70,000)	(528,293)	2,331,127	(12,740)
Balance, shares at Dec. 31, 2010		10,000,000	94,961,001
Shares Issued:
Sold to private investors	2,069,500		8,039	2,061,461			2,069,500
Sold to private investors, shares	8,039,281		8,039,281
Less: Issuance costs	(459,769)			(459,769)			(459,769)
For services
Investor relations	4,600		85	34,515	(30,000)		4,600
Investor relations, shares			85,000
Employee/associate compensation	70,096		180	69,916			70,096
Employee/associate compensation, shares			180,046
Consulting	42,151		101	42,050			42,151
Consulting, shares			100,641
Sold to Securities Purchase Agreement Investors	1,730,000		6,179	1,723,821			1,730,000
Sold to Securities Purchase Agreement Investors, shares			6,178,572
Less: Issuance costs	(164,774)			(164,774)			(164,774)
Shares Cancelled / Surrendered:
Surrendered by founders			(7,018)	7,018
Surrendered by founders, shares			(7,017,805)
Warrants and Options:
Vested for trading symbol	192,000			192,000			192,000
Issued for financial consulting services	134,244			134,244			134,244
Exercised	25,029		2,503	22,526			25,029
Exercised, shares			2,502,877
Issued for Placement Agent fees on Securities Purchase Agreement	24,674			24,674			24,674
Net Loss	(978,600)					(978,600)	(978,600)	(2,292)
Balance at Dec. 31, 2011	5,005,246	10,000	105,030	6,512,141	(100,000)	(1,506,893)	5,020,278	(15,032)
Balance, shares at Dec. 31, 2011		10,000,000	105,029,613
For services
Investor relations	193,394		847	192,547			193,394
Investor relations, shares			846,968
Employee/associate compensation	133,316		502	132,814			133,316
Employee/associate compensation, shares			502,490
Consulting	4,000		20	3,980			4,000
Consulting, shares			20,000
Distributor award	30,000		88	29,912			30,000
Distributor award, shares			88,235
Distributor award, second issuance	100,000		385	99,615			100,000
Distributor award second issuance, shares			385,136
Warrants and Options:
Vested for trading symbol	96,000			96,000			96,000
Exercised	4,070		407	3,663			4,070
Exercised, shares			407,000
Disposal of Brazil distribution joint venture	30,677					15,645	15,645	15,032
Net Loss	(808,423)					(808,423)	(808,423)
Balance at Jun. 30, 2012	$ 4,788,280	$ 10,000	$ 107,279	$ 7,070,672	$ (100,000)	$ (2,299,671)	$ 4,788,280
Balance, shares at Jun. 30, 2012		10,000,000	107,279,442